Information by Segment - Summary of Cash Flow By Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	$ 744,778,813	$ 412,892,815	$ 755,866,198
Net cash flows from (used in) investing activities	455,571,379	(736,554,810)	(554,651,390)
Net cash flows from (used in) financing activities	(628,656,359)	293,231,509	(127,669,334)
Operating Segments [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	744,778,813	412,892,815	755,866,198
Net cash flows from (used in) investing activities	455,571,379	(736,554,810)	(554,651,390)
Net cash flows from (used in) financing activities	(628,656,359)	293,231,509	(127,669,334)
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	689,196,260	445,854,355	551,979,917
Net cash flows from (used in) investing activities	(990,157,962)	(604,078,037)	(100,557,328)
Net cash flows from (used in) financing activities	315,350,620	157,788,515	(469,832,875)
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	91,074,469	17,684,402	111,689,249
Net cash flows from (used in) investing activities	(98,077,760)	(85,111,489)	(111,939,127)
Net cash flows from (used in) financing activities	9,965,731	67,203,137	1,578,034
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	(35,491,916)	(50,645,942)	92,197,032
Net cash flows from (used in) investing activities	1,543,807,101	(47,365,284)	(342,154,935)
Net cash flows from (used in) financing activities	$ (953,972,710)	$ 68,239,857	$ 340,585,507